Commitments	12 Months Ended
Jun. 30, 2022
Commitment [Abstract]
Commitments

29. Commitments

Sales agreements for future delivery

BrasilAgro and its subsidiaries have sales agreements for future delivery with some clients, as shown below:

Crop year 2021/2022
Crop	Delivery date	Quantity	Agreements	Unit	Currency	Price/pernut
Cotton lint	Jul/22-Nov/22	2,920	6	ton	US$	2,060.80
Soybean	Jan/22-Aug/22	678,690	22	bags	R$	173.58
Soybean	Jan/22-Jun/22	1,023,701	21	bags	US$	29.51
Corn	Aug/22	476	2	ton	US$	232.53
Corn	Jan/22-Oct/22	1,062,057	20	bags	R$	69.30
Sugarcane	Apr/22-Dec/22	879,957	1	ton	R$	**

**	The billed price of sugarcane varies according to the Consecana price of the month billed.